Note 2 - Significant Accounting Policies	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2. Significant Accounting Policies

A summary of the Company's significant accounting policies is identified in Note 2 of the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2015. There have been no changes to the Company’s significant accounting policies, except as noted below.

Recent accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. The FASB also permitted early adoption of the standard, but not before the original effective date of December 15, 2016.   The Company is evaluating the potential impact of this adoption on its consolidated financial statements.  Subsequent to the issuance of ASU 2014-09, the FASB issued the following ASU’s which amend or provide additional guidance on topics addressed in ASU 2014-09.  In March 2016, the FASB issued ASU No. 2016-08, “Revenue Recognition - Principal versus Agent” (reporting revenue gross versus net). In April 2016, the FASB issued ASU No. 2016-10, “Revenue Recognition - Identifying Performance Obligations and Licenses.”   Lastly, in May 2016, the FASB issued No. ASU 2016-12, “Revenue Recognition - Narrow Scope Improvements and Practical Expedients.”   The standard is effective for annual periods beginning after December 15, 2017, and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative effect adjustment as of the date of adoption. Early adoption of the standard, but not before December 15, 2016 is permitted. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, “Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern.” This ASU establishes specific guidance to an organization's management on their responsibility to evaluate whether there is substantial doubt about the organization's ability to continue as a going concern. The provisions of this ASU are effective for interim and annual periods ending after December 15, 2016. Management is evaluating the implementation of this update and its impact on its financial statements.

In April, 2015, FASB issued ASU No 2015-03, “Simplifying the Presentation of Debt Issuance Costs”, which outlines a simplified approach to present debt issuance costs and debt discount and premium by requiring debt issuance costs to be presented as deduction from the corresponding liability. This standard is effective for public entities with reporting periods beginning after December 15, 2015 and should be applied on a retrospective basis. Early adoption is permitted for financial statements that have not been previously issued. The Company adopted this standard as of January 1, 2016 on a retrospective basis
resulting in “Deferred charges, net” of $700,606 as of December 31, 2015 and $931,102 as of September 30, 2016 to be presented against the related debt liability.

In July 2015, the FASB issued ASU 2015-11, “Simplifying the Measurement of Inventory” to simplify the measurement of inventory using first-in, first out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is permitted. Management believes that the implementation of this update will not have any material impact on its financial statements and has not elected the early adoption.

In February 2016, the FASB issued ASU 2016-02, Leases. The standard amends the existing accounting standards for lease accounting and adds additional disclosures about leasing arrangements.  The ASU requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. This update is effective for public entities with reporting periods beginning after December 15, 2018. Early adoption is permitted for all entities. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.

In March 2016, the FASB issued Accounting Standards Update No. 2016-09, Stock Compensation. The new guidance is intended to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. The standard is effective for annual periods beginning after December 15, 2016 and interim periods within those annual periods. The Company evaluated this update and concluded that it will not have any material impact on its financial statements and has not elected the early adoption.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses. The main objective of this Update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this Update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. For public business entities that are U.S. Securities and Exchange Commission (SEC) filers, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. This Update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company has not yet evaluated the impact, if any, of the adoption of this new standard on the disclosures in its financial statements.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows: Restricted Cash” which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows.  For public business entities, the guidance is effective for fiscal years beginning after December 15, 2017, including interim periods therein.  Early adoption is permitted.  Entities must apply the guidance retrospectively to all periods presented.  The Company has not yet evaluated the impact, if any, of the adoption of this new standard.